Provisions for other liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Tax, labor, civil, administrative and other proceedings
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 23.1	$ 21.0